Investment Strategy	Aug. 27, 2026
Day Hagan Smart Sector ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models. The Fund is considered a “fund of funds” that, under normal market conditions, seeks to achieve its investment objective by principally investing in unaffiliated equity exchange traded funds (“ETFs”) that track the performance of the individual sectors (“Sectors”) of the S&P 500 Index (“Index”). While the Fund expects to invest primarily in ETFs, the Fund may also invest directly in the common stocks represented in the Index. The Fund will attempt to enhance returns relative to the Index by overweighting and underweighting its exposure to the Sectors relative to the Index and may reduce its overall exposure to ETFs as determined by its risk management model.

The Fund utilizes a model to determine its allocation to each Sector. The model combines sector-specific price-based, economic, fundamental and behavioral indicators to form a composite for each Sector. By combining multiple and diverse indicators, which historically have been shown to add value in Sector allocation decisions, the model seeks to objectively assess the weight of the evidence and generate sector allocation recommendations. As of June 30, 2026, the Sectors are real estate, utilities, consumer staples, information technology, health care, financials, energy, consumer discretionary, materials, industrials, and communications services. The Fund’s allocation to a particular Sector may be greater than 25%. Conversely, the Fund’s allocation to a particular Sector may be reduced to 0% if the Sector’s model composite is at low levels.

The Fund’s risk management model defines the Fund’s overall equity allocation target. The model reading represents the net percentage of indicators that are bullish. By taking the weight of the evidence of technical, monetary, economic, valuation, and sentiment indicators, the model measures the potential risk level of factors the stock market faces.

Under normal market conditions, the Fund intends to invest predominantly in ETFs and common stock but will reduce its exposure by as much as 50% of its assets during times that the model deems the market to have a low reward-to-risk ratio from a historical perspective. During these times, the Fund may hold up to 50% of its assets in cash and cash equivalents, including U.S. Treasury securities and money market funds. The Fund will increase its equity investments when the risk model returns to levels indicating that major risks have potentially subsided.

The Fund’s portfolio is rebalanced monthly, although the Advisor may engage in intra-month trades if the models show substantial changes. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective; trading activity may also be increased in periods of high market volatility.

Day Hagan Smart Sector Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models. The Fund is considered a “fund of funds” that, under normal market conditions, seeks to achieve its investment objective by principally investing in unaffiliated fixed income exchange traded funds that invest in fixed income categories (“Underlying Funds”). The fixed income categories to which the Fund may seek exposure through the Underlying Funds are U.S. investment grade corporate bonds, U.S. long-term treasury securities, U.S. mortgage-backed securities, international investment grade bonds, U.S. treasury inflation-protected securities, U.S. high yield bonds, emerging market bonds, and U.S. floating rate notes (each, a “Category”, and, collectively, the “Categories”). The Fund will attempt to enhance returns relative to the Bloomberg US Aggregate Bond Index by overweighting and underweighting its exposure to the Categories and may reduce its overall exposure to certain ETFs as determined by its risk management model.

Under normal market conditions, the Fund will invest, indirectly through the Underlying Funds, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and other instruments that have economic characteristics similar to such securities. The Fund may invest in Underlying Funds without any constraints as to the duration (i.e., the sensitivity of a fixed income security’s price to interest rate changes), maturity and country of domicile (including emerging market countries) of the securities held by the Underlying Funds. Certain of the Underlying Funds may hold, without limit, debt securities of any credit quality including below investment grade debt securities (also known as “junk” bonds) and may invest in debt securities that are in default.

The Fund utilizes a model to determine its allocation to each Category. The model combines unique macroeconomic and technical indicators that are designed to (i) evaluate the relative attractiveness of Underlying Funds across Categories; (ii) reallocate assets from Categories with unfavorable characteristics to areas providing the greatest opportunities; and (iii) protect capital by lowering duration and reducing credit risk during weak economic environments. The indicators for each Category focus on risk/reward characteristics of each Category with the goal of investing in the areas that have the highest probability of maximizing total return. By combining multiple and diverse indicators, which historically have been shown to add value in Category allocation decisions, the model seeks to objectively assess the weight of the evidence and generate Category allocation recommendations. The Fund’s allocation to a particular Category may be greater than 25%. Conversely, the Fund’s allocation to a particular Category may be reduced to 0% if the Category’s model composite is at low levels.

The Fund also utilizes a risk model to identify potential broader equity market risks that could negatively impact certain fixed income Categories. Should the model generate a sell signal for equities, the Fund may reduce exposure to fixed income Categories that have historically evidenced a positive correlation with equities. Categories that have historically had positive correlations with U.S. equities are U.S. floating rate notes, U.S. investment grade corporate bonds, U.S. high yield bonds, and emerging market bonds. During times when the model is on a sell signal, portions of the Fund’s allocations to these Categories will be allocated to cash and cash equivalents, including short term U.S. Treasury ETFs, U.S. Treasury securities, and money market funds. The Fund will increase its fixed income investments when the model returns to levels indicating that major risks have potentially subsided.

The Fund’s portfolio is rebalanced monthly, although the Advisor may engage in intra-month trades if the models show substantial changes. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective; trading activity may also be increased in periods of high market volatility.

Day Hagan Smart Sector International ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models. The Fund is considered a “fund of funds” that, under normal market conditions, seeks to achieve its investment objective by principally investing in unaffiliated international equity exchange traded funds (“ETFs”). The Fund will attempt to exceed returns of the MSCI ACWI ex USA Index (the “Index”) by overweighting and underweighting its exposure to geographic locations relative to the Index and may also invest in geographic regions not represented in the Index. The Fund may reduce its overall exposure to ETFs from time to time as determined by its risk management model, as discussed further below. The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the U.S. As of May 31, 2026, the Index consisted of securities of 13 developed countries (excluding the US) and 6 emerging markets countries.

Under normal market conditions, the Fund will invest (indirectly through ETFs) primarily in companies located in multiple countries outside the United States. The Fund utilizes region-specific models and rankings to determine its target allocation to each country and regional location. The models and rankings combine region- specific indicators to form a composite for each location. The models and rankings are designed to evaluate fundamental, technical, economic, and behavioral indicators for each region, such as a region’s GDP growth, inflation levels, money supply, equity valuations, price-to-earnings multiples, analyst’s earnings expectations, market trends, and overall investor sentiment. The indicators for each region focus on risk/reward characteristics of each region with the goal of investing in the regions that have the highest probability of maximizing total return. By combining multiple and diverse indicators, the composite models seek to objectively assess the weight of the evidence and generate geographic allocation recommendations. The Fund’s allocation to a particular geographic location may at times be greater than 25%. Conversely, the Fund’s allocation to a particular geographic location may be reduced to 0% if the region’s model composite is at low levels.

The Fund will invest in ETFs that invest primarily in specific geographical locations. Accordingly, the Fund will deem the relevant holdings of such ETFs to be tied to the specific geographical locations in which the ETFs invest. The criteria for determining if an ETF’s investments are tied to a particular country or region may differ across ETF providers. Additional information on such criteria can be found in the underlying ETF’s registration statement. A list of the underlying ETFs and their weightings at the end of the most recently completed fiscal year will be included in the Fund’s annual report.

The Fund’s risk management model defines the Fund’s overall target equity allocation. The model reading represents the net percentage of indicators that are bullish; that is, the model evaluates the indicators to seek to identify regions with the highest probability of rising equity markets, while also measuring the potential risk level of factors the equity markets face.

Under normal market conditions, the Fund intends to invest predominantly in international equity ETFs but will reduce its exposure by as much as 50% of its assets during times that the model deems the international equity markets to have a low reward-to-risk ratio from a historical perspective. During these times, the Fund may hold up to 50% of its assets in cash and cash equivalents, including U.S. Treasury securities and money market funds, or utilize derivative securities designed to effectively reduce, or seek to hedge, the Fund’s overall equity exposure. The Fund may purchase index put options and sell index futures contracts to reduce the overall equity exposure of the Fund and are not intended to achieve a net short position. The decision to purchase or sell derivative securities will be based on the cost and market liquidity of the derivative being used to reduce exposure. The Fund will increase its equity investments when the investment models return to levels indicating that major risks have potentially subsided.

The Fund’s portfolio is rebalanced monthly, although the Advisor may engage in intra-month trades if the models show substantial changes. The Fund may actively trades its portfolio securities in an attempt to achieve its investment objective; trading activity may also be increased in periods of high market volatility.

Day Hagan Smart Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal circumstances, seeks to achieve its investment objective principally by investing in U.S.-listed exchange-traded funds (“U.S. Equity ETFs,” and each, a “U.S. Equity ETF”) that replicate the performance of broad-based U.S. equity indexes (“U.S. Equity Indexes,” and each, a “U.S. Equity Index”), equity securities of companies within such indexes (“U.S. Equity Securities,” and collectively with U.S. Equity ETFs and U.S. Equity Indexes, “U.S. Equity Investments”), and utilizing options and/or options “spreads” on U.S. Equity Investments. The equity securities and options held by the Fund will be listed on U.S. exchanges, and may include common stocks, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities) and real estate investment trusts (“REITs”). The Fund may invest in securities from a broad range of market capitalizations, including large-cap stocks typically exceeding $10 billion, mid-cap stocks generally between $2 billion and $10 billion, and small-cap stocks generally below $2 billion. The Fund’s investments in these market segments may expose it to varying degrees of liquidity risk, market volatility, and company-specific risk associated with each capitalization range, which may impact the Fund’s performance depending on prevailing market conditions.

The Fund will use options to generate income and seek to hedge against losses. The Fund’s options strategies typically consist of utilizing a combination of purchased and written (sold) call and/or put options (known as a “spreads”) to generate income and seek to hedge against losses. The Fund will primarily seek to implement an options strategy with two components: (i) selling covered call options on up to 100% of the U.S. Equity Investments to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options or put spreads on the same U.S. Equity Investments to seek to hedge or mitigate the downside risk associated with owning equity securities. Put option and put spreads purchased by the Fund will typically be near the current at-the-money strike price (i.e., strike price that is roughly equal to the current market price of the reference asset) but may have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. At the sole discretion of the Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), when the Advisor determines that prevailing market conditions are not advantageous for implementing the Fund’s options strategies or a portion of the option strategies, such strategies may not be employed or may be partially employed. In these circumstances, the Fund may not utilize options contracts to establish caps or buffers in their entirety, meaning there will be no or reduced predetermined limits on potential gains or protections against downside losses typically associated with such strategies. As a result, the Fund’s performance during these periods will reflect the market performance of its underlying investments without the effects of caps or buffers, which may lead to increased exposure to market volatility and risk of loss. Investors should be aware that the absence of options strategies during these times may affect the Fund’s risk and return profile.

Options contracts generally are agreements where: (i) the purchaser of an option pays a cost (the “premium”) for the right to buy (for a call option) or sell (for a put option) a specified reference asset at a specified price (“strike price”) until a specified date (“expiration date”); (ii) and conversely, where the seller receives a premium and is obligated to sell (for a call option) or buy (for a put option) shares of a specified reference asset at a specified strike price until a specified expiration date. Options selected for the Fund may be “rolled” periodically (based on the levels of the underlying holdings) to continue generating income or to reflect the Advisor’s revised outlook on the underlying portfolio security. When an option is rolled, the Advisor simultaneously closes one option contract and enters another on the same reference asset. The new contract entered can have a further-dated expiration (i.e., the option would be rolled “out”), a higher strike price (i.e., rolled “up”), a lower strike price (i.e., rolled “down”), or a combination of both a different expiration and strike. The decision to roll options and rebalance the portfolio is at the discretion of the Advisor.

The Fund’s assets will include option holdings, the value of which is derived from the performance of the underlying U.S. Equity Investments. However, a component of an option contract’s value is the remaining time until expiration. Accordingly, the Fund’s NAV will not be directly correlated on a day-to-day basis with the price or returns experienced by the U.S. Equity Investments. The Advisor anticipates that the Fund’s NAV will move in the same direction as the U.S. Equity Investments; however, the Fund’s NAV may not increase or decrease at the same rate as the value of the U.S. Equity Investments. It is possible that the degree of non-correlation between the value of the options and the value of the underlying U.S. Equity Investments will be higher than if the options had a shorter term. The Advisor generally anticipates that the Fund’s NAV will increase on days when the value of the U.S. Equity Investments increases and will decrease on days when the U.S. Equity Investments decreases, but that the rate of such increase or decrease will be less than that experienced by the U.S. Equity Investments. The Fund seeks to generate returns that match the U.S. Equity Investments up to the cap while limiting downside losses if the options are held until expiration and not rolled, as discussed below in the sections titled “Buffer on Potential Losses” and “Cap on Potential Upside Returns.”

Purchased Call and Put Options. In the event the reference asset appreciates above the strike price (for call options) or declines in value below the strike price (for put options) and the holder exercises its option, the holder will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the holder). In the event the reference asset closes below the strike price (for call options) or above the strike price (for put options) as of the expiration date, the option may end up worthless, and the holders’ loss is limited to the amount of premium it paid.

Written Call and Put Options. In the event the reference asset appreciates above the strike price (for call options) or declines in value below the strike price (for put options) and the holder exercises its option, the writer (seller) of the option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received). In the event the reference asset declines in value (for written call options) or appreciates in value (for written put options), the option may end up worthless and the writer (seller) of the option retains the premium.

The call and put options written by the Fund will be “covered” because the Fund will either have long positions (i.e., the Fund owns the securities or options on those securities) or short positions (i.e., the Fund sold borrowed securities) of the corresponding reference assets at the time of sale that will offset risk potential of the written options. The Fund may write call options on up to 100% of each equity position held in the portfolio and will use a portion of the premium received from writing such call options to purchase put options. Call options written by the Fund will typically have a strike price that is higher than the current price of the corresponding reference asset. The put options written by the Fund are considered “covered” when either: (i) the Fund holds a long put option with a strike price that his higher than the strike price of the Fund’s written put option, both of which are on the same reference asset; or (ii) the Fund has at least 100 short shares of the same reference asset for every put option sold, typically with a strike price below the reference asset’s current market value.

Buffer on Potential Losses

The Fund seeks to mitigate a portion of downside risk due to declines in the value of the U.S. Equity Investments it holds by providing a buffer (the “Buffer”), primarily achieved through the purchase of put options, or a put spread, on U.S. Equity Investments. The amount of protection provided by a Buffer will change as the values of the U.S. Equity Investments and the Fund’s options positions change. The Advisor may reset the Buffer at any time, at its discretion, based on market conditions and the Fund’s risk management objectives. There is no guarantee that the Fund will be successful in providing the sought-after protection with a Buffer. If the U.S. Equity Investments held by the Fund increase in value after the Buffer is implemented, any appreciation of the Fund by virtue of the increases in the U.S. Equity Investments in its portfolio that occurs after implementation of the Buffer will not be protected by the Buffer. Therefore, an investor that purchases shares of the Fund after such implementation of a Buffer would have a different investment experience than an investor that purchased shares prior to the implementation of the then-current Buffer. Such investors that purchase before or after the implementation of a Buffer will not receive the entire protection that the Fund seeks to provide and will only be protected against losses of the U.S. Equity Investments held by the Fund when the Fund’s NAV returns to its value at the time the then-current Buffer was implemented and could experience losses until then or may not benefit from the Buffer at all. Depending on market conditions at the time of purchase, a shareholder who purchases Shares of the Fund may lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses and understands that the operation of the Buffer, and therefore the protection, is not guaranteed. The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders.

Cap on Potential Upside Returns

The Fund seeks to participate in the upside returns of the U.S. Equity Investments held in its portfolio; however, due to the hedging nature of the Buffer implementation, the Fund shareholders are subject to an upside return cap (the “Cap”) that represents the maximum percentage return of Fund NAV an investor can achieve from an investment in the Fund based on the current holdings of the Fund, inclusive of the underlying options. Therefore, even though the Fund’s returns are based upon the performance of the U.S. Equity Investments held in its portfolio, if the U.S. Equity Investments held by the Fund experience returns in excess of the Cap, Fund shareholders will not participate in such excess returns. The Cap will be reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Buffer and Cap levels are expected to adjust with each rebalance of the Buffer strategy. Generally, a Buffer providing greater downside protection will correspond with a lower Cap on potential upside returns, while a Buffer providing less downside protection will allow for a higher Cap. For example, if the Fund resets its options strategy as the underlying asset appreciates, it may sell a call option at a higher strike price and adjust the put spread upward. This shift increases the Cap level, as the higher strike price permits greater participation in upside gains. Simultaneously, resetting the put spread upward increases the level of downside protection, as the Buffer now kicks in at a higher market level, exposing the Fund to less near-term loss before protection begins. Such adjustments reflect the trade-off between potential upside and downside protection inherent in the Fund’s strategy.

The Fund’s website, www.dhfunds.com, provides important information (including, among other items, information relating to the Buffer and Cap) on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective of upside appreciation and buffering a portion of downside risk, there is no guarantee that it will do so. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

For illustrative purposes only. The Fund may seek to track various ETFs and the use of SPDR S&P 500 ETF is solely illustrative. The performance shown in the chart does not reflect the potential effects of the Fund’s fees and expenses or hedging strategies. The figures are approximate and subject to change. The chart assumes a written call strike that is 12% above the current price of the underlying. The premium received from the written call, along with dividends received from the underlying, is then used to purchase a put option spread. The put spread consists of a purchased put option with a strike at the same price as the underlying and a written put option with a strike that is 20% below the current price of the underlying. Options are assumed to be held to maturity and not rolled during the life of the contract.

Active Rebalancing

As the U.S. Equity Investments held in the Fund’s portfolio increase in value, they move further from the Buffer level (the level at which the Buffer potentially begins to mitigate losses) and closer to the Cap level. This changes the risk/return profile and, therefore, the optimal Buffer and Cap percentages for the Fund. In other words, being further from the Buffer increases the Fund’s need for downside protection, and being closer to the Cap can limit the Fund’s upside potential. When the ratio of upside potential to downside risk is no longer deemed attractive by the Advisor, the Advisor will seek to “actively rebalance” the Fund to establish new Buffer and Cap levels in an attempt to allow the Fund to participate in greater capital appreciation opportunities and/or attempt to provide better downside protection based in the current values of the U.S. Equity Investments.

This dynamic approach seeks to optimize returns and enhance risk management in varying market conditions. The Buffers and Caps resulting from each rebalance may not be realized due to the active rebalancing strategy. The Buffer and Cap percentages may not be more advantageous than previous Buffer and Cap percentages. Active rebalancing may negate expected returns and the downside Buffer. Investors that purchase shares may experience investment returns that are very different from those that the Fund seeks to provide. Further, active rebalancing may also substantially affect the Buffer and Cap percentages with each rebalance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Eventide High Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying securities. Under normal market conditions, the Fund seeks to provide a dividend yield greater than the average dividend yield of the equity securities in the Bloomberg US 1000 Total Return Index, measured on a gross basis. The Fund invests in companies identified by Eventide Asset Management, LLC (the “Adviser”) as having strong fundamentals, creating value for stakeholders (customers, employees, supply chain, community, environment, society and shareholders), and that, in the Adviser’s opinion, represent above-average long-term investment opportunities for dividend income, dividend growth, and stock price capital appreciation. The ethical principles that the Adviser uses within its fundamental research process to screen investments are more fully described below under “Faith-Based Screening.”

The Adviser actively manages the Fund’s portfolio using a long-only investment approach. While the Fund may invest in companies operating in any sector, it generally invests in sectors that the Adviser believes have historically offered attractive dividends and shareholder yields, such as energy, utilities, industrials, technology, infrastructure, and real estate sectors. From time to time, the Adviser may invest a substantial portion of the Fund’s assets in one or more sectors that are not highly correlated with the overall stock market in the Adviser’s judgment.

The Fund invests primarily in U.S. companies but may invest in securities of foreign companies. The Fund’s investments in foreign securities may be made either directly or through American Depository Receipts (“ADRs”), or through direct investment in the securities of foreign issuers listed on U.S. exchanges and denominated in U.S. dollars. Although the Fund will invest primarily in common stocks (including ADRs), the Fund may also invest in real estate investment trusts (“REITs”), exchange-listed preferred securities, and energy infrastructure companies (primarily midstream companies) organized as C corporations. The Fund will invest primarily in mid- and large-capitalization companies, which the Fund collectively defines as those with market capitalizations within the range of the Bloomberg US 1000 Value Total Return Index ($1.3 billion to $2.5 trillion as of June 30, 2026). In normal market conditions, the Adviser expects that the Fund will hold less than 10% of its total assets in cash and cash equivalents such as money market funds.

Stock selection is driven by the Adviser’s fundamental research and faith-based principles. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential. The Adviser utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio. This analysis includes financial analysis for determining financial strength and dividend sustainability, qualitative analysis for management assessment, industry positioning, and stakeholder value creation, and valuation analysis to determine risk adjusted return potential with dividends. The portfolio construction process includes attention to diversification and risk management with an overall positioning consistent with specific macro and thematic views of the portfolio manager and investment team. Positions continue to be monitored for consistency with investment case, price targets, and changes in company fundamentals, including faith-based criteria.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

The Fund concentrates its investments in the securities of issuers engaged primarily in energy and/or utilities-related industries. The Fund considers an issuer to be engaged primarily in energy or utilities-related industries if such companies derive more than 50% of their revenue from activities within the energy and utilities sectors, as applicable.

Eventide International ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled outside of the United States, (“Non-U.S. Companies”), identified by Eventide Asset Management, LLC, the Fund’s investment adviser (the “Adviser” ), as creating value for stakeholders (customers, employees, supply chain, community, environment, and society) using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser actively manages the Fund using a long-only investment approach, and seeks to achieve its objective while generating performance that is similar to the performance of the Bloomberg World ex US Large & Mid Cap Total Return Index (the “Strategy Benchmark”) before Fund fees and expenses. The Strategy Benchmark is a float market-cap-weighted equity benchmark that covers the top 85% of market capitalization of the measured market. The Fund is not an index fund and the Adviser is not required to purchase any specific securities or amount of securities included in the Fund’s Strategy Benchmark.

Under normal market conditions, the Fund invests primarily in the equity securities of Non-U.S. Companies that have an average market capitalization that typically falls within the range of companies included in the Strategy Benchmark. The market capitalization range of companies within the Fund’s Strategy Benchmark is $46.2 million to $1.96 trillion as of June 30, 2026. The equity securities that the Fund may invest in include common stock traded on U.S. and foreign exchanges, American Depository Receipts (“ADRs”), and Global Depository Receipts (“GDRs”). The Fund is not required to allocate its investments in set percentages in particular countries; however, the Fund expects to be invested in companies from at least three different countries outside the U.S., including emerging market countries, at any given time. The Fund may increase or decrease exposures to countries, or concentrate in certain sectors, to the extent necessary to reduce active risk compared with its Strategy Benchmark. The Fund may not invest more than 25% of its total assets in a particular industry or group of industries, except that the Fund may concentrate 25% to 35% of its total assets in a particular industry or group of industries to the extent that such industry or group of industries represents 20% or more of the Fund’s Strategy Benchmark.

Stock selection is supported by the Adviser’s fundamental research, including the faith-based screening criteria described below. The Adviser effects portfolio changes for the Fund on an ongoing basis as it deems necessary and appropriate, and may consider overall market conditions and trading volumes when making investment decisions. The Fund will seek to maintain at least 50 issuers in its portfolio in normal market conditions. The Adviser monitors the portfolio and uses research and quantitative modeling and risk tools to reasonably adjust the active weight of portfolio securities in order to improve the Fund’s ability to meet its investment objective and reduce active risk compared with its Strategy Benchmark. While actively managing the portfolio, the Adviser will utilize quantitative tools as an input to the management of position sizes on a forward-looking basis, including to help mitigate the impact of individual sectors, industries, and stylistic factors (e.g., quantitative factors such as growth, momentum, quality and value) on active risk and the Fund’s ability to perform in a manner that is similar to the performance of the Strategy Benchmark before Fund fees and expenses.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

●	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

●	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

●	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

●	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

●	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or serve the Fund’s principal investment strategy to generate performance that is similar to the performance of the Strategy Benchmark before Fund fees and expenses, or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Eventide Large Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in the equity securities of United States (“U.S.”) large-capitalization companies that exhibit growth style characteristics, and are identified by Eventide Asset Management, LLC, the Fund’s investment adviser (the “Adviser” ), as creating value for stakeholders (customers, employees, supply chain, community, environment, and society) using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser actively manages the Fund using a long-only investment approach, and seeks to achieve its objective while generating performance that is similar to the performance of the Bloomberg U.S. 1000 Growth Total Return Index (the “Strategy Benchmark”) before Fund fees and expenses. The Strategy Benchmark is a float market-cap weighted benchmark comprised of companies within the Bloomberg U.S. 1000 Index with the highest growth factor scores based on their earnings yield, valuation, dividend yield, and growth. The Fund is not an index fund and the Adviser is not required to purchase any specific securities or amount of securities included in the Fund’s Strategy Benchmark.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large cap companies and companies that exhibit growth style characteristics. The Fund considers large cap companies to be companies with a market capitalization of $20 billion or greater. The Fund invests in securities the Adviser believes exhibit growth style characteristics based on long-term projected earnings growth while also taking into account growth characteristics such as a company’s historical growth of earnings, earnings yield, sales, cash flow, market value and book value. Projected earnings growth is based on an average of available third-party analysts’ estimates for three- to five-year earnings per share (“EPS”) growth. The equity securities that the Fund may invest in include common stock and real estate investment trusts (“REITs”). The Fund may not invest 25% or more of its total assets in a particular industry or group of industries, except that the Fund may concentrate 25% to 35% of its total assets in a particular industry or group of industries to the extent that such industry or group of industries represents 20% or more of the Fund’s Strategy Benchmark.

Stock selection is supported by the Adviser’s fundamental research, including the faith-based screening criteria described below. The Adviser effects portfolio changes for the Fund on an ongoing basis as it deems necessary and appropriate, and may consider overall market conditions and trading volumes when making investment decisions. The Fund will seek to maintain at least 75 issuers in its portfolio in normal market conditions. The Adviser monitors the portfolio and uses research and quantitative modeling and risk tools to reasonably adjust the active weight of portfolio securities in order to improve the Fund’s ability to meet its investment objective and reduce active risk compared with its Strategy Benchmark. While actively managing the portfolio, the Adviser will utilize quantitative tools as an input to the management of position sizes on a forward-looking basis, including to help mitigate the impact of individual sectors, industries, and stylistic factors (e.g., quantitative factors such as growth, momentum, quality and value) on active risk and the Fund’s ability to perform in a manner that is similar to the performance of the Strategy Benchmark before Fund fees and expenses.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or serve the Fund’s principal investment strategy to generate performance that is similar to the performance of the Strategy Benchmark before Fund fees and expenses, or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Eventide Large Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in the equity securities of United States (“U.S.”) large-capitalization companies that exhibit value style characteristics, and are identified by Eventide Asset Management, LLC, the Fund’s investment adviser (the “Adviser” ), as creating value for stakeholders (customers, employees, supply chain, community, environment, and society) using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser actively manages the Fund using a long-only investment approach, and seeks to achieve its objective while generating performance that is similar to the performance of the Bloomberg U.S. 1000 Value Total Return Index (the “Strategy Benchmark”) before Fund fees and expenses. The Strategy Benchmark is a float market-cap weighted benchmark comprised of companies within the Bloomberg U.S. 1000 Index with the highest value factor scores based on their earnings yield, valuation, dividend yield, and growth. The Fund is not an index fund and the Adviser is not required to purchase any specific securities or amount of securities included in the Fund’s Strategy Benchmark.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large cap companies and companies that exhibit value style characteristics. The Fund considers large cap companies to be companies with a market capitalization of $20 billion or greater. The Fund invests in securities the Adviser believes exhibit value style characteristics based on price to projected earnings and earnings yield, while also taking into account market value, price-to-book, price-to-sales, price-to-cash flow, and dividend yield. The equity securities that the Fund may invest in include common stock and real estate investment trusts (“REITs”). The Fund may not invest 25% or more of its total assets in a particular industry or group of industries, except that the Fund may concentrate 25% to 35% of its total assets in a particular industry or group of industries to the extent that such industry or group of industries represents 20% or more of the Fund’s Strategy Benchmark.

Stock selection is supported by the Adviser’s fundamental research, including the faith-based screening criteria described below. The Adviser effects portfolio changes for the Fund on an ongoing basis as it deems necessary and appropriate, and may consider overall market conditions and trading volumes when making investment decisions. The Fund will seek to maintain at least 75 issuers in its portfolio in normal market conditions. The Adviser monitors the portfolio and uses research and quantitative modeling and risk tools to reasonably adjust the active weight of portfolio securities in order to improve the Fund’s ability to meet its investment objective and reduce active risk compared with its Strategy Benchmark. While actively managing the portfolio, the Adviser will utilize quantitative tools as an input to the management of position sizes on a forward-looking basis, including to help mitigate the impact of individual sectors, industries, and stylistic factors (e.g., quantitative factors such as growth, momentum, quality and value) on active risk and the Fund’s ability to perform in a manner that is similar to the performance of the Strategy Benchmark before Fund fees and expenses.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.
■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or serve the Fund’s principal investment strategy to generate performance that is similar to the performance of the Strategy Benchmark before Fund fees and expenses, or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Eventide Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in the equity securities of United States (“U.S.”) small-capitalization companies, identified by Eventide Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), as creating value for stakeholders (customers, employees, supply chain, community, environment, and society) using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser actively manages the Fund using a long-only investment approach, and seeks to achieve its objective while generating performance that is similar to the performance of the Bloomberg U.S. 2000 Total Return Index (the “Strategy Benchmark”) before Fund fees and expenses. The Strategy Benchmark is a float market-cap-weighted benchmark comprised of the lower 2,000 companies, rated by market capitalization, of the Bloomberg U.S. 3000 Index. The Fund is not an index fund and the Adviser is not required to purchase any specific securities or amount of securities included in the Fund’s Strategy Benchmark.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of small cap companies, which the Fund considers to be companies with a market capitalization of less than $20 billion. The equity securities that the Fund may invest in include common stock and real estate investment trusts (“REITs”). The Fund may not invest 25% or more of its total assets in a particular industry or group of industries, except that the Fund may concentrate 25% to 35% of its total assets in a particular industry or group of industries to the extent that such industry or group of industries represents 20% or more of the Fund’s Strategy Benchmark.

Stock selection is supported by the Adviser’s fundamental research, including the faith-based screening criteria described below. The Adviser effects portfolio changes for the Fund on an ongoing basis as it deems necessary and appropriate, and may consider overall market conditions and trading volumes when making investment decisions. The Fund will seek to maintain at least 100 issuers in its portfolio in normal market conditions. The Adviser monitors the portfolio and uses research and quantitative modeling and risk tools to reasonably adjust the active weight of portfolio securities in order to improve the Fund’s ability to meet its investment objective and reduce active risk compared with its Strategy Benchmark. While actively managing the portfolio, the Adviser will utilize quantitative tools as an input to the management of position sizes on a forward-looking basis, including to help mitigate the impact of individual sectors, industries, and stylistic factors (e.g., quantitative factors such as growth, momentum, quality and value) on active risk and the Fund’s ability to perform in a manner that is similar to the performance of the Strategy Benchmark before Fund fees and expenses.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.
■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or serve the Fund’s principal investment strategy to generate performance that is similar to the performance of the Strategy Benchmark before Fund fees and expenses, or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Eventide US Market ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in a portfolio of equity securities of United States (“U.S.”) companies, identified by Eventide Asset Management, LLC, the Fund’s investment adviser (the “Adviser” ), as creating value for stakeholders (customers, employees, supply chain, community, environment, and society) using the Adviser’s value-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser actively manages the Fund using a long-only investment approach, and seeks to achieve its objective while reasonably limiting tracking error to the Bloomberg U.S. 3000 Total Return Index (the “Strategy Benchmark”).

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies domiciled in the United States. The Fund’s investment in securities of issuers that are not domiciled in the United States, such as American Depository Receipts (“ADRs”) and the ordinary stock of foreign issuers, is limited to a maximum of 20% of its net assets (plus the amount of any borrowings for investment purposes). The equity securities that the Fund may invest in include common stock, Real Estate Investment Trusts (“REITs”), ADRs, and the ordinary stock of foreign issuers, including those listed on U.S. stock exchanges and denominated in U.S. dollars. The Fund may invest in companies of any market capitalization but will typically invest in companies with market capitalizations that fall within the range of companies included in the Strategy Benchmark. The market capitalization range of companies within the Fund’s Strategy Benchmark is $5.5 million to $4.8 trillion as of June 30, 2026.

Stock selection is supported by the Adviser’s fundamental research, including the faith-based screening criteria described below. The Adviser effects portfolio changes for the Fund on an ongoing basis as it deems necessary and appropriate, and may consider overall market conditions and trading volumes when making investment decisions. The Fund will seek to maintain at least 100 issuers in its portfolio in normal market conditions. The Adviser monitors the portfolio and uses research and quantitative modeling and risk tools to reasonably adjust the active weight of portfolio securities in order to improve the Fund’s ability to meet its investment objective and reduce active risk compared with its Strategy Benchmark. While actively managing the portfolio, the Adviser will utilize quantitative tools as an input to the management of position sizes on a forward-looking basis, including to help mitigate the impact of individual sectors, industries, and stylistic factors (e.g., quantitative factors such as growth, momentum, quality and value) on active risk and the Fund’s ability to perform in a manner that is similar to the performance of the Strategy Benchmark before Fund fees and expenses.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.
■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or serve the Fund’s principal investment strategy to track the Strategy Benchmark, or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through its exposure to:

●	corporate bonds, U.S. treasury securities and corporate bond exchange traded funds (“ETFs”) (the “Bond Component”);

●	gold futures contracts (the “Gold Component”); and

●	commodity futures contracts and put options on commodity futures contracts that provide long and short economic exposure to energy and precious metals (including gold) commodities (the “Commodity Basket Component”).

The Fund seeks to gain exposure to gold and other commodity futures contracts, and put options on gold and other commodity futures contracts, by investing directly or indirectly through total return swaps. Such investments will be made indirectly through the Fund’s Subsidiary (as described below). The Subsidiary will also hold cash and cash equivalents, such as U.S. Treasury securities, as collateral for the Fund’s futures, put options, and total return swap investments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in investments that provide exposure to gold. For purposes of this policy, “gold” includes gold futures contracts, total return swaps on gold futures contracts, and other derivatives that provide exposure to the price of gold. For purposes of determining compliance with this 80% investment policy, the Fund will value derivatives using their notional amounts, with certain adjustments, rather than market value.

Bond Component

The Bond Component of the Fund’s portfolio seeks returns to generate income by investing in U.S. dollar-denominated, domestic and foreign corporate bonds, U.S. Treasury securities, and/or corporate bond ETFs. Corporate bonds that the Bond Component may hold include “Rule 144A” securities, which are subject to resale restrictions. The corporate bonds selected for investment by the Fund have remaining time to maturity of at least 18 months, and are rated no lower than investment grade (at least BBB- / Baa3) by S&P Global Ratings, or the equivalent by another nationally recognized statistical rating organization at the time of investment. The Fund will sell any bonds in its portfolio that have been downgraded to below investment grade. The Fund may invest in U.S. Treasury securities without restriction as to time to maturity. The Advisor uses quantitative and qualitative screening processes to select bonds for investment by the Fund.

The Advisor’s quantitative screen focuses on credit metrics, including total leverage ratio (total debt/earnings before interest, taxes, depreciation and amortization (“EBITDA”)), EBITDA interest coverage ratio (EBITDA/interest expense), and cash ratio (cash and equivalents/current liabilities). The Advisor’s qualitative review involves an analysis of company fundamentals, including business model, competitive advantages, cyclicality of the underlying industry, and addressable market opportunity. The Advisor generally sells bonds if it believes the bonds no longer offer favorable risk-adjusted return potential.

The corporate bond ETFs that the Fund may invest in are designed to provide broad exposure to U.S. dollar-denominated investment grade corporate bonds issued by domestic and foreign corporate issuers. The ETFs selected for investment by the Fund have an average duration of at least 18 months, and have investment mandates that focus on U.S. dollar-denominated investment grade corporate bonds that are rated no lower than investment grade (at least BBB- / Baa3) by S&P Global Ratings, or the equivalent by another nationally recognized statistical ratings organization.

Gold Component

The Gold Component seeks capital appreciation. The Component seeks to track the performance of the near month gold futures contracts listed on the Chicago Mercantile Exchange. A near month gold futures contract is the futures contract that is closest to expiration. As the futures contracts approach their expiration dates, they are replaced by distant month gold futures contracts that are similar contracts that have a later expiration. This process is referred to as “rolling.” The Fund achieves exposure to the near month gold futures contracts by investing directly in gold futures contracts or indirectly through investment in over-the-counter total return swaps. The process of rolling futures contracts may subject the Fund to additional costs based on the difference in price of expiring and next-month futures contracts. To the extent that the Fund obtains exposure to gold futures contracts through a total return swap, it does not roll futures contracts or incur roll costs directly. The return of the underlying gold futures contracts delivered through the swap reflects these price differences, which may affect the Fund’s performance.

Commodity Basket Component

The Commodity Basket Component seeks the returns generated from the purchase and sale of futures contracts and the sale of put options on energy and precious metals (including gold) commodity futures contracts by investing directly in such commodity futures contracts or indirectly through total return swaps to gain exposure to such positions. While the Commodity Basket Component may invest without restriction in futures contracts and put options on energy and precious metals commodity futures, the Advisor expects that the Commodity Basket Component will predominantly write put options on gold futures contracts. The objectives of the Commodity Basket Component are to: (i) obtain exposure to the futures contracts of the commodities that the Advisor believes are undervalued, and to sell-short, or obtain exposure to, the futures contracts of the commodities that the Advisor believes are overvalued; and (ii) generate additional returns by collecting option premiums through the sale of put options on commodity futures contracts. The put writing strategy performs well when commodity futures contract prices remain stable or increase, but incurs losses when commodity futures contract prices decline below the put option strike price.

It is expected that the Fund will have approximately 100% market value exposure to the Bond Component, 100% notional exposure to the Gold Component and between 10% and 100% notional exposure to the Commodity Basket Component. For example, if the Fund has $100 in assets, then the Fund expects to achieve $100 of market value exposure to the Bond Component (akin to having $100 gross and net exposure to fixed income securities), $100 of notional exposure to the Gold Component (akin to having $100 gross and net exposure to gold), and $10 to $100 of notional exposure to the Commodity Basket Component (akin to having up to $100 of gross and net exposure to a Fund which invests in a commodities strategy). Futures contracts and over-the-counter total return swaps do not require up-front payments equal to the notional exposure represented by such instruments, which enables the Fund to obtain approximately 100% notional exposure to the Gold Component and up to 100% notional exposure to the Commodity Basket Component. The amount of exposure to the Commodity Basket Component is determined at the Adviser’s discretion based on conditions in the energy and precious metals markets. Because the Fund will achieve such notional exposure to each of the Gold Component and the Commodity Basket Component through leverage, the Fund could sustain significant losses.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Investments in Subsidiary – The Advisor executes a portion of the Fund’s strategy by investing up to 25% of the Fund’s total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in futures contracts, put options on futures contracts, and over-the-counter total return swaps. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Subsidiary is SSGBI Fund Limited, a Cayman Islands company. The Subsidiary is advised by the Advisor.

Distribution Policy – In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a specific target rate to be determined at the discretion of management. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies –Distribution Policy and Goals” section in the Fund’s Prospectus.

Strategy Shares Newfound/Resolve Robust Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Newfound/ReSolve Robust Equity Momentum Index (the “Index”). The Index is based on a proprietary methodology co-developed and co-owned by Newfound Research LLC and ReSolve Asset Management SEZC (Cayman) (collectively, the “Index Providers”). The Index is calculated and maintained by Solactive AG. The Fund will invest at least 80% of its assets in the component securities of the Index.

The Index uses a quantitative, rules-based methodology to provide exposure to broad U.S. equity, international equity, and emerging market equity indices, to the extent that such equity indices are exhibiting positive momentum relative to U.S. Treasury market indices. The Index generally consists of exchange-traded funds (“ETFs”) that track regional equity indices, representative of U.S. equities, developed international equities and emerging market equities (collectively, “Regional Equity ETFs”), as well as ETFs that track U.S. Treasury market indices, representative of short-term (i.e., 1-2 year maturity) U.S. Treasury notes and intermediate-term (i.e., 7-10 year maturity) U.S. Treasury bonds (collectively, “U.S. Treasury ETFs”). The Regional Equity ETFs that may be included in the Index invest in the equity securities, including common stock and American Depository Receipts (“ADRs”), of companies of any market capitalization that are traded on foreign or U.S. exchanges. The Index typically includes between one and five ETFs. Because the Index is comprised of securities issued by other investment companies, the Fund operates as a “fund of funds.”

The allocations to Regional Equity ETFs within the Index are determined by proprietary quantitative models that include momentum and trend following factors that are evaluated over various time horizons. The weightings of Regional Equity ETFs within the Index are determined based on measures of the momentum of the global equity markets relative to the momentum of U.S. Treasury securities. Regional Equity ETFs with the strongest momentum characteristics that also exhibit positive trend following characteristics receive greater weights. The Fund may have 100% portfolio exposure to U.S. Regional Equity ETFs or developed international Regional Equity ETFs, and up to 25% portfolio exposure to emerging market Regional Equity ETFs.

The Index will include U.S. Treasury ETFs when Regional Equity ETFs exhibit negative momentum and trend following characteristics versus the U.S. Treasury markets. The Fund may have 100% portfolio exposure to U.S. Treasury ETFs under such circumstances.

The Index is rebalanced weekly and is reconstituted annually in December.

The Fund generally will use a replication methodology, meaning it will seek to invest in all of the ETFs comprising the Index in proportion to the weightings in the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The Fund may engage in frequent trading of portfolio securities.

Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund will invest at least 80% of its assets in securities of the Nasdaq 7HANDL™ Index (the “Index”). The Index generally consists of securities issued by exchange-traded funds (“ETFs”) and is split into two components, with a 50% allocation to fixed income and equity ETFs (the “Core Portfolio”) and a 50% allocation to ETFs of 12 asset categories (the “Explore Portfolio”), as described below. Because the Index is comprised of securities issued by other investment companies, the Fund operates as a “fund of funds.”

By tracking the broadly diversified Index, the Fund seeks to offer the potential for high monthly distributions while maintaining a stable net asset value over time. The Index is expected to include 19 ETFs. The goal of the Index is to represent an allocation to a balanced portfolio of U.S. equities, fixed income securities and alternative investments, then employ leverage in an amount equal to 23% of the total portfolio (measured as a percent of the combined base of the portfolio plus the leverage amount (i.e., 30%/(100%+30%)=23%)). Accordingly, returns for the Index are calculated assuming leverage on the underlying portfolio in the amount of 23% (net of the estimated cost of employing such leverage). To achieve leveraged returns, the Fund will purchase a total return swap on a securities-only version of the Index known as the Nasdaq HANDL™ Base Index (the “Base Index”), which is composed of only ETFs and does not include a leverage component. The Index will have risk characteristics similar to the broad US capital markets and will generally rise and fall with prevailing market conditions, with the goal, but not the guarantee, of achieving a total return sufficient, over time and after expenses, to support a seven percent (7.0%) annual distribution rate.

The Core Portfolio component of the Index seeks to provide broad exposure to the U.S. fixed-income and equity markets and consists of a 70% allocation to U.S. aggregate fixed-income ETFs (the “Core Fixed Income Sleeve”) and a 30% allocation to U.S. large capitalization equity ETFs (the “Core Equity Sleeve”). The Index defines U.S. aggregate fixed income ETFs as those ETFs that provide exposure to the entire U.S. investment grade bond market without limitation of duration or issuer. The Index defines U.S. large cap equity ETFs as those ETFs that provide exposure to a similar market capitalization range of the large capitalization segment of the Nasdaq US Benchmark Index.

The Core Fixed Income Sleeve weighting methodology allocates on an equal weight basis to the three U.S. aggregate bond ETFs with the lowest expense ratios after waivers, provided each has at least $5 billion of assets under management. Half of the Core Equity Sleeve is allocated on an equal weight basis to the three U.S. large cap ETFs with the lowest expense ratios after waivers, and the remaining half of the Core Equity Sleeve is allocated to the ETF with the lowest expense ratio that tracks the Nasdaq-100 Index®, provided it has at least $5 billion of assets under management. The Core Portfolio is rebalanced monthly to weight the Core Portfolio in accordance with the Index’s methodology and is reconstituted annually in January.

The Explore Portfolio component of the Index employs a 100% rules-based proprietary momentum-tilted, optimized allocation methodology to provide exposure to non-levered ETFs across a range of U.S. asset categories that have historically provided high levels of income. The following 12 asset categories are represented in the Explore Portfolio, and the Fund expects that less than 16% of the Fund’s assets will be invested in any one category: Dividend Equity – an ETF that provides exposure to domestic dividend-paying stocks; Options Overlay – an ETF that provides exposure to equity portfolios that include an options overlay; High-Yield Bonds – an ETF that provides exposure to domestic high-yield corporate bonds (also known as “junk bonds”) of any duration or maturity; Investment Grade Bonds – an ETF that provides exposure to domestic investment grade corporate bonds of any duration or maturity; MLPs – an ETF that provides exposure to master limited partnerships; MBS – an ETF that provides exposure to mortgage-backed securities (“MBS”), including residential, commercial, agency, and non-agency MBS, high-yield MBS, collateralized debt obligations, and collateralized loan obligations; Active Fixed Income – an ETF that provides broad exposure to actively managed fixed income ETFs that invest in securities of any duration or maturity; Preferred Securities – an ETF that provides exposure to domestic preferred securities; REITs – an ETF that provides exposure to domestic real estate investment trusts; Growth & Income – an ETF that provides exposure to multiple asset portfolios of stocks and bonds or ETFs of stocks and bonds; Utilities – an ETF that provides exposure to domestic utility securities; and Build America Bonds – an ETF that provides exposure to Build America Bonds. Build America Bonds are taxable municipal bonds that include tax credits and/or federal subsidies for bondholders and state and local bond issuers. These bonds may be of any maturity or duration. The Explore Portfolio includes ETFs that can invest without limit as to maturity or duration. Up to 9% of the Index may be exposed to below investment grade securities (i.e., junk bonds) that are rated C or lower through its High Yield Bonds asset category. The Index’s overall indirect exposure to defaulted securities will be less than 5% of the Index.

Each asset category in the Explore Portfolio is represented by a single ETF. By default, the ETF representative of an asset category is the ETF with the lowest expense ratio in the asset category, provided it has at least $2 billion of assets under management. If no ETFs have at least $2 billion of assets under management, the largest ETF in the asset category shall serve as the ETF representative. In such cases, an ETF that is not the largest ETF in the asset category may serve as the ETF representative if it has an expense ratio after waivers at least 20% lower than the largest ETF in the asset category. If there are multiple such ETFs with expense ratios at least 20% lower than that of the largest ETF, the ETF with the lowest expense ratio after waivers shall serve as the ETF representative of the asset category. An ETF cannot represent more than one asset category.

The 12 ETF representatives of the Explore Portfolio asset categories are weighted using the Index’s proprietary weighting methodology that measures an ETF’s returns, dividend and volatility, subject to the constraints that no position may be less than 15% nor more than 185% of an equal weight position within the Explore Portfolio of the Index. The Explore Portfolio is rebalanced on a monthly basis to weight the Explore Portfolio in accordance with this methodology and is reconstituted annually in January.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund will typically invest 90% of its assets in the Index’s component securities and hold 10% of its assets in cash and cash equivalents, including money market mutual funds and treasury securities, to serve as collateral for the Fund’s 40% total return swap (measured as a percent of the Fund’s portfolio) on the Base Index. The Fund does not include the swap for purposes of the 80% investment test described above. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund generally will use a replication methodology, meaning it will seek to invest in all of the ETFs comprising the Index in proportion to the weightings in the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is not concentrated.

The Index and Base Index were created, and are provided, by Bryant Avenue Ventures LLC (the “Index Provider”) and are calculated by Nasdaq, Inc. (the “Index Calculator”). The Index Provider and Index Calculator are not affiliated with the Fund or the Advisor.

Distribution Policy: In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a target rate that represents an annualized payout of approximately 7.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies –Distribution Policy and Goals” section in the Fund’s Prospectus.

MONOPOLY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in the common stock of companies that demonstrate “Monopolistic Attributes.” Such companies may possess Monopolistic Attributes either: (1) individually, by dominating a market with limited to no competition for its products or services from other companies (a monopoly); or (2) collectively, by dominating a market with one or more other companies that sell similar products or services with limited to no competition from others (an oligopoly). Such characteristics typically allow these companies to earn substantial economic rents (i.e., charge higher prices or incur lower costs than competitors), maintain robust pricing power, and sustain strong revenue and earnings growth over time.

Under normal market conditions, the Fund invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion and that are traded on U.S. exchanges, including American depository receipts (“ADRs”). The Fund’s portfolio is predominantly market cap weighted, meaning investments in the Fund are allocated based on the size of the companies. However, the Fund’s investment sub-advisor, Rareview Capital LLC (the “Sub-Advisor”), uses its discretion to determine final portfolio weightings.

Companies are selected for investment by the Sub-Advisor based on qualitative analysis of the Monopolistic Attributes of a company, as well as quantitative analysis of various financial performance metrics, such as revenue growth, profit margin, return on investment, return on equity, debt-to-equity ratio and earnings per share. Monopolistic Attributes of a company include, but are not limited to: (i) brand dominance; (ii) regulatory exclusivity (i.e., when a company gets special protection from the government that prevents other companies from competing with it for a certain period of time); (iii) industry concentration (i.e., possession of a substantial share of the market); (iv) historical antitrust reviews (i.e., previous government accusations of antitrust law violations); (v) monopolistic or oligopolistic economic rents; (vi) high barriers of market entry; (vii) pricing power (i.e., a company’s ability to increase prices without losing customers); (viii) vertically integrated and control of the supply chain (i.e., the company owns or directly manages all the steps needed to make and sell its product); (ix) benefits from network effects (i.e., a product or service that becomes more valuable as more people use it); and (x) protected intellectual property or patents. To be considered for investment by the Fund, companies must possess one or more of these attributes. The Sub-Advisor has broad discretion to invest in companies that it believes possess one or more of these Monopolistic Attributes and exhibit strong financial performance metrics, and will sell companies that it believes no longer possess or exhibit these Monopolistic Attributes and/or attractive financial performance metrics. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in the securities of companies that demonstrate Monopolistic Attributes.

The Fund expects to typically hold approximately 75 to 125 companies. The Fund may have significant exposures to specific sectors, such as information technology. The Fund will not invest in federal or state regulated utilities that have price controls.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.